NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2020
NET LOSS PER SHARE [Abstract]
NET LOSS PER SHARE [Text Block]

19.  NET LOSS PER SHARE

	December 31, 2020	December 31, 2019
Net loss for the year	$(27,163,617)	$(21,653,049)
Basic weighted average numbers of share outstanding (000's)	49,844	33,840
Diluted weighted average numbers of shares outstanding (000's)	49,844	33,840
Loss per share:
Basic	$(0.54)	$(0.64)
Diluted*	$(0.54)	$(0.64)

  *Basic loss per share is computed by dividing net loss (the numerator) by the weighted average number of outstanding common shares for the period (the denominator). Options, RSUs, and DSUs outstanding have been excluded from computing diluted loss per share because they are anti-dilutive or not in the money.